Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of February 2013

Collection Period Start	1-Feb-13	Distribution Date	15-Mar-13
Collection Period End	28-Feb-13	30/360 Days	30
Beg. of Interest Period	15-Feb-13	Actual/360 Days	28
End of Interest Period	15-Mar-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	1,076,969,101.14	1,051,150,965.26	0.7853755
Total Securities		1,338,405,600.85	1,076,969,101.14	1,051,150,965.26	0.7853755
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	122,569,050.09	114,823,609.32	0.7654907
Class A-2b Notes	0.361200%	350,000,000.00	285,994,450.20	267,921,755.09	0.7654907
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	7,745,440.76	69,455.80	51.6362718	0.4630387
Class A-2b Notes	18,072,695.12	80,345.37	51.6362718	0.2295582
Class A-3 Notes	0.00	310,333.33	0.0000000	0.8166667
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	25,818,135.88	517,453.75

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				14,784,984.13
Monthly Interest				5,635,937.79
Total Monthly Payments				20,420,921.92

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				818,755.01
Aggregate Sales Proceeds Advance				2,221,656.10
Total Advances				3,040,411.11

Vehicle Disposition Proceeds:
Reallocation Payments				2,913,760.61
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,310,364.14
Excess Wear and Tear and Excess Mileage				14,134.93
Remaining Payoffs				0.00
Net Insurance Proceeds				1,051,188.93
Residual Value Surplus				131,128.35
Total Collections				35,881,909.99

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,609,500.61			148
Involuntary Repossession	109,041.00			6
Voluntary Repossession	158,396.00			10
Full Termination	-			-
Bankruptcy	36,823.00			2
Insurance Payoff		1,020,887.50		51
Customer Payoff			46,113.14	2
Grounding Dealer Payoff			5,566,976.43	251
Dealer Purchase			2,392,349.01	101
Total	2,913,760.61	1,020,887.50	8,005,438.58	571

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of February 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	58,887	1,300,870,585.36	7.00000%	1,076,969,101.14
Total Depreciation Received		(16,480,322.59)		(14,522,558.07)
Principal Amount of Gross Losses	(88)	(1,882,593.49)		(1,575,128.29)
Repurchase / Reallocation	0	-		-
Early Terminations	(131)	(2,718,019.55)		(2,224,204.89)
Scheduled Terminations	(404)	(8,938,455.00)		(7,496,244.63)
Pool Balance - End of Period	58,264	1,270,851,194.73		1,051,150,965.26

Remaining Pool Balance
Lease Payment				288,400,392.81
Residual Value				762,750,572.45
Total				1,051,150,965.26

III. DISTRIBUTIONS

Total Collections					35,881,909.99
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					35,881,909.99

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					635,459.66
3. Reimbursement of Sales Proceeds Advance					1,524,617.82
4. Servicing Fee:
Servicing Fee Due					897,474.25
Servicing Fee Paid					897,474.25
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,057,551.73

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					69,455.80

Class A-2 Notes Monthly Interest Paid					69,455.80
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					80,345.37

Class A-2 Notes Monthly Interest Paid					80,345.37
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					310,333.33

Class A-3 Notes Monthly Interest Paid					310,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of February 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	517,453.75
Total Note and Certificate Monthly Interest Paid	517,453.75
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	32,306,904.51

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	25,818,135.88

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	25,818,135.88
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,488,768.63

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of February 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,488,768.63
Gross Reserve Account Balance		26,564,852.64
Remaining Available Collections Released to Seller		6,488,768.63
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		14.90
Monthly Prepayment Speed		68%
Lifetime Prepayment Speed		65%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,434,952.55
Securitization Value of Defaulted Receivables and Casualty Receivables	1,575,128.29	88
Aggregate Defaulted and Casualty Gain (Loss)	(140,175.74)
Pool Balance at Beginning of Collection Period	1,076,969,101.14
Net Loss Ratio	-0.0130%

Cumulative Net Losses for all Periods	-0.0543%	(727,129.37)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,184,896.32	346
61-90 Days Delinquent	1,354,128.18	74
91-120+ Days Delinquent	273,727.62	14
Total Delinquent Receivables:	7,812,752.12	434
60+ Days Delinquencies as Percentage of Receivables	0.15%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	2,609,500.61	147
Securitization Value	2,540,280.02
Aggregate Residual Gain (Loss)	69,220.59

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	14,589,286.05	798
Cumulative Securitization Value	14,927,685.02
Cumulative Residual Gain (Loss)	(338,398.97)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,783,033.90
Reimbursement of Outstanding Advance		1,524,617.82
Additional Advances for current period		2,221,656.10
Ending Balance of Residual Advance		2,480,072.18

Beginning Balance of Payment Advance		1,764,387.43
Reimbursement of Outstanding Payment Advance		635,459.66
Additional Payment Advances for current period		818,755.01
Ending Balance of Payment Advance		1,947,682.78

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of February 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No